Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of composition of income tax expense/(benefit)
The following table presents the composition of income tax expense/(benefit) for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Current income tax expenses	81,797	55,738	55,217
Withholding income tax expenses	22,284	17,836	9,473
Deferred tax benefits	(25,376)	(110,118)	(47,545)

Total	78,705	(36,544)	17,145

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in Note 2,
Significant Accounting Policies
, the reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 was as follows:

	RMB in thousands	Percent
Statutory income tax rate	302,022	25.0%
Foreign Tax Effects
Hong Kong, China
Statutory income tax rate difference between Chinese Hong Kong and Chinese mainland	54,702	4.5%
Changes in valuation allowance	100,373	8.3%
Other adjustments	13,163	1.1%
Singapore
Statutory income tax rate difference between Singapore and Chinese mainland	(13,837)	(1.2%)
Changes in valuation allowance	(29,798)	(2.4%)
Other foreign jurisdictions	9,846	0.8%
Change in valuation allowance	(361,403)	(29.9%)
Share-based compensation	292,164	24.2%
Research and development tax credits	(273,287)	(22.6%)
Preferential tax treatments	(126,221)	(10.4%)
Inter-group restructuring costs	52,623	4.3%
Other adjustments	(3,202)	(0.3%)
Effective income tax rate	17,145	1.4%

In 2025, the Group paid RMB60.6 million in income taxes (net of refunds received) in the Chinese mainland and
RMB
2.5
million in income taxes in jurisdictions outside of the Chinese mainland.
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09:

	2023	2024
	%	%
Statutory income tax rate	25.00	25.00
Permanent differences	(1.33)	5.30
Tax rate difference from statutory rate in other jurisdictions*	(2.96)	(7.80)
Tax effect of preferential tax treatments	(4.73)	(9.49)
Withholding tax	(0.47)	(1.29)
Change in valuation allowance	(17.17)	(9.11)

Effective income tax rate	(1.66)	2.61

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in Hong Kong and the Cayman Islands.

Schedule of net operating tax loss carry forwards
As of December 31, 2025, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2026	246,081
Loss expiring in 2027	927,888
Loss expiring in 2028	718,454
Loss expiring in 2029	306,105
Loss expiring in 2030 and thereafter	16,051,332

Total	18,249,860

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB in thousands
Deferred tax assets:
Deferred revenue	265,876	282,829
Net operating tax loss carry forwards	3,490,177	3,052,326
Accruals and others*	940,900	1,105,317

Total deferred tax assets	4,696,953	4,440,472

Less: valuation allowance	(4,561,822)	(4,274,340)

Net deferred tax assets	135,131	166,132

Deferred tax liabilities:
Acquired intangible assets	(66,969)	(50,424)

Total deferred tax liabilities	(66,969)	(50,424)

*	Accruals and others primary represent accrued expenses which are not deductible until paid under PRC laws, as well as non-deductible advertising expenses.

Schedule of movement of the aggregate valuation allowances for deferred tax assets
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate for HNTE	(Provision) /Reversal	Expiration of loss carry forward and impact of disposal/close of subsidiaries	Balance at December 31
2023	(3,657,467)	(18,437)	(822,414)	54,207	(4,444,111)
2024	(4,444,111)	—	(129,769)	12,058	(4,561,822)
2025	(4,561,822)	—	194,334	93,148	(4,274,340)